Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par values $0.0001 per share
Amount Registered | shares	6,900,000
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 179,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,775.14
Offering Note	a. Includes shares of our common stock which the underwriters have the option to purchase to cover over-allotments. b. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.